Document And Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1	S-1
Amendment Flag	false	false
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Entity Registrant Name	Organovo Holdings, Inc.	Organovo Holdings, Inc.
Entity Central Index Key	0001497253	0001497253
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company